Earnings Per Share (Tables)	6 Months Ended
Feb. 24, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table reconciles the numerators and denominators used in the computations of both basic and diluted earnings per share:

	Thirteen Weeks Ended	Twenty-Six Weeks Ended
	February 24, 2018	February 24, 2018
(In thousands, except share data)	(Successor)	(Successor)
Basic earnings per share computation:
Numerator:
Net income available to common stock shareholders	$41,394	$51,612
Denominator:
Weighted average common shares - basic	70,582,573	70,576,744
Basic earnings per share from net income	$0.59	$0.73
Diluted earnings per share computation:
Numerator:
Net income available to common stock shareholders	$41,394	$51,612
Denominator:
Weighted average common shares outstanding - basic	70,582,573	70,576,744
Warrant conversion	3,202,726	2,000,021
Restricted stock units	46,908	28,940
Weighted average common shares - diluted (1)	73,832,207	72,605,705
Diluted earnings per share from net income	$0.56	$0.71
(1) Excludes the effect of non-qualified stock options which were anti-dilutive for the respective periods.